Shareholder Report, Holdings (Details) - M3Sixty Small Cap Growth Fund - Institutional Class	Nov. 30, 2025
Ensign Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Globus Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Sterling Infrastructure., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Harmony Biosciences Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Fabrinet - Thailand [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	28.58%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	23.89%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.15%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.66%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.34%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.68%